Exhibit 99.9

Monthly Noteholder's Statement

Synchrony Credit Card Master Note Trust

Series 2015-1

Class A 2.3700% Notes

Class B 2.6400% Notes

Class C 2.7400% Notes

Class D 3.1300% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the “Indenture”) between Synchrony Credit Card Master Note Trust (the “Issuer”) and Deutsche Bank Trust Company Americas, as indenture trustee (the “Indenture Trustee”), as supplemented by the Series 2015-1 Indenture Supplement (the “Indenture Supplement”), dated as of March 17, 2015, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2015-1 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of January 15, 2016, and with respect to the performance of the Trust during the Monthly Period ended December 21, 2015 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables in the Trust until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	12/31/2015
Monthly Period Beginning:	11/22/2015
Monthly Period Ending:	12/21/2015
Previous Payment Date:	12/15/2015
Payment Date:	01/15/2016
Interest Period Beginning:	12/15/2015
Interest Period Ending:	01/14/2016
Days in Monthly Period:	30
Days in Interest Period:	31
Is there a Reset Date?	Yes
Reset Date #1:	11/30/2015
Reset Date #2:	12/16/2015

I. Trust Receivables Information

a.	Number of Accounts Beginning	21,102,873
b.	Number of Accounts Ending	20,807,310
c.	Average Account Balance (q / b)	726.08

d.	BOP Principal Receivables	14,662,868,369.96
e.	BOP Finance Charge Receivables	569,873,928.56
f.	BOP Total Receivables	15,232,742,298.52

g.	Increase in Principal Receivables from Additional Accounts	0.00
h.	Increase in Principal Activity on Existing Securitized Accounts	2,592,811,465.69
i.	Increase in Finance Charge Receivables from Additional Accounts	0.00
j.	Increase in Finance Charge Activity on Existing Securitized Accounts	292,240,191.64
k.	Increase in Total Receivables	2,885,051,657.33

l.	Decrease in Principal Receivables due to Account Removal	0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts	2,147,906,858.52
n.	Decrease in Finance Charge Receivables due to Account Removal	0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts	321,459,734.51
p.	Decrease in Total Receivables	2,469,366,593.03

q.	EOP Aggregate Principal Receivables	15,107,772,977.13
r.	EOP Finance Charge Receivables	540,654,385.69
s.	EOP Total Receivables	15,648,427,362.82

t.	Excess Funding Account Balance	0.00

u.	Required Principal Balance	13,946,627,651.13
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 5.5%)	830,927,513.74
w.	Free Equity Amount (EOP Principal Receivables - EOP Collateral Amount)	1,161,145,325.99

II. Investor Information (Sum of all Series)

a.	Note Principal Balance
	i.	Beginning of Interest Period	12,219,438,492.00
	ii.	Increase in Note Principal Balance due to New Issuance / Additional draws	350,000,000.00
	iii.	Decrease in Note Principal Balance due to Principal Paid and Notes Retired	425,584,795.00
	iv.	As of Payment Date	12,143,853,697.00

b.	Excess Collateral Amount
	i.	Beginning of Interest Period	1,317,832,433.98
	ii.	Change to Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase in Excess Collateral Amount due to New Issuance / Additional draws	59,356,725.15
	iv.	Reductions in Required Excess Collateral Amount	42,251,461.97
	v.	Increase in Unreimbursed Investor Charge-Off	0.00
	vi.	Decrease in Unreimbursed Investor Charge-Off	0.00
	vii.	Increase in Unreimbursed Reallocated Principal Collections	0.00
	viii.	Decrease in Unreimbursed Reallocated Principal Collections	0.00
	ix.	As of Payment Date	1,334,937,697.16

c.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period	0.00
	ii.	Controlled Deposit Amount	0.00
	iii.	Withdrawal for Principal Payment	0.00
	iv.	As of Payment Date	0.00

d.	Collateral Amount
	i.	End of Prior Monthly Period	13,566,510,691.51
	ii.	Beginning of Interest Period	13,537,270,925.98
	iii.	As of Payment Date	13,478,791,394.16

III. Trust Performance Data (Monthly Period)

a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
	i.	Current	27.0085%
	ii.	Prior Monthly Period	26.4329%
	iii.	Two Months Prior Monthly Period	26.0666%
	iv.	Three-Month Average	26.5027%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
	i.	Current	14.1058%
	ii.	Prior Monthly Period	13.8676%
	iii.	Two Months Prior Monthly Period	12.7941%
	iv.	Three-Month Average	13.5892%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)
	i.	Current	6.2304%
	ii.	Prior Monthly Period	5.7565%
	iii.	Two Months Prior Monthly Period	5.6740%
	iv.	Three Months Prior Monthly Period	5.5191%
	v.	Three-Month Average	5.8870%
	vi.	Four-Month Average	5.7950%

d.	Gross Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)
	i.	Current	6.5135%
	ii.	Prior Monthly Period	6.0520%
	iii.	Two Months Prior Monthly Period	5.9569%
	iv.	Three Months Prior Monthly Period	5.7770%
	v.	Three-Month Average	6.1741%
	vi.	Four-Month Average	6.0749%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivables)
	i.	Current	5.1337%
	ii.	Prior Monthly Period	4.8787%
	iii.	Two Months Prior Monthly Period	4.6446%
	iv.	Three Months Prior Monthly Period	4.4892%
	v.	Three-Month Average	4.8856%
	vi.	Four-Month Average	4.7865%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)
	i.	Current	5.4168%
	ii.	Prior Monthly Period	5.1742%
	iii.	Two Months Prior Monthly Period	4.9275%
	iv.	Three Months Prior Monthly Period	4.7471%
	v.	Three-Month Average	5.1728%
	vi.	Four-Month Average	5.0664%

g.	Trust excess spread percentage ((FC Coll - Charged-Off Rec - Monthly Interest +/- Net Swaps - Monthly Servicing Fee) / BOP Principal Receivables)		17.1162%

h.	Default Amount for Defaulted Accounts		79,589,128.96

i.	Recovery Amount		13,400,824.82

j.	Net Charge-Off (Default Amount for Defaulted Accounts - Recoveries)		66,188,304.14

k.	Number of Accounts Charged Off		45,344

l.	Average Account Charge-Off (Net Charge-Off / Number of Accounts Charged Off)		1,459.69

m.	Collections
	i.	Total Trust Finance Charge Collections	316,617,755.54
	ii.	Total Trust Principal Collections	2,068,317,729.56
	iii.	Total Trust Collections	2,384,935,485.10

n.	Delinquency Data		Accounts	Pctg. of Tot. Accts.	Total Receivables	Pctg. of Tot. Recv.
	i.	1-29 Days Delinquent	312,129	1.5001%	428,860,917.87	2.7406%
	ii.	30-59 Days Delinquent	80,589	0.3873%	143,838,392.36	0.9192%
	iii.	60-89 Days Delinquent	52,139	0.2506%	109,908,186.05	0.7024%
	iv.	90-119 Days Delinquent	41,121	0.1976%	93,660,820.50	0.5985%
	v.	120-149 Days Delinquent	34,869	0.1676%	81,320,341.94	0.5197%
	vi.	150-179 Days Delinquent	27,729	0.1333%	66,519,077.63	0.4251%
	vii.	180 or Greater Days Delinquent	0	0.0000%	0.00	0.0000%
		Total	548,576	2.6365%	924,107,736.35	5.9054%

IV. Series Performance Data

a.	Portfolio Yield (Finance Charge Collections + Recoveries - Aggregate Investor Default Amount + PAA Inv Proceeds / BOP Collateral)
	i.	Current	20.2140%
	ii.	Prior Monthly Period	20.4133%
	iii.	Two Months Prior Monthly Period	20.1286%
	iv.	Three-Month Average	20.2520%
b.	Base Rate (Noteholder Servicing Fee + Admin Fee + Monthly Interest + Swap Payments - Swap Receipts / BOP Collateral)
	i.	Current	4.3686%
	ii.	Prior Monthly Period	4.3686%
	iii.	Two Months Prior Monthly Period	4.3686%
	iv.	Three-Month Average	4.3686%
c.	Excess Spread Percentage (Portfolio Yield - Base Rate)
	i.	Current	15.8454%
	ii.	Prior Monthly Period	16.0447%
	iii.	Two Months Prior Monthly Period	15.7600%
	iv.	Quarterly Excess Spread Percentage	15.8833%

V. Investor Information Regarding Distributions to Noteholders

a.	The total amount of the distribution to Class A Noteholders per $1000 Note Initial Principal Balance.	1.975000

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on the Class A Notes, per $1000 Note Initial Principal Balance.	1.975000

c.	The amount of the distribution set forth in paragraph a. above in respect of principal on the Class A Notes, per $1000 Note Initial Principal Balance.	0.000000

d.	The total amount of the distribution to Class B Noteholders per $1000 Note Initial Principal Balance.	2.200000

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on the Class B Notes, per $1000 Note Initial Principal Balance.	2.200000

f.	The amount of the distribution set forth in paragraph d. above in respect of principal on the Class B Notes, per $1000 Note Initial Principal Balance.	0.000000

g.	The total amount of the distribution to Class C Noteholders per $1000 Note Initial Principal Balance.	2.283333

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on the Class C Notes, per $1000 Note Initial Principal Balance.	2.283333

i.	The amount of the distribution set forth in paragraph g. above in respect of principal on the Class C Notes, per $1000 Note Initial Principal Balance.	0.000000

j.	The total amount of the distribution to Class D Noteholders per $1000 Note Initial Principal Balance.	2.608333

k.	The amount of the distribution set forth in paragraph j. above in respect of interest on the Class D Notes, per $1000 Note Initial Principal Balance.	2.608333

l.	The amount of the distribution set forth in paragraph j. above in respect of principal on the Class D Notes, per $1000 Note Initial Principal Balance.	0.000000

VI. Investor Information

a.	Class A Note Initial Principal Balance	750,000,000.00
b.	Class B Note Initial Principal Balance	72,916,666.00
c.	Class C Note Initial Principal Balance	62,500,000.00
d.	Class D Note Initial Principal Balance	104,166,667.00
e.	Initial Excess Collateral Amount (As of Payment Date)	52,083,334.00
f.	Initial Collateral Amount (As of Payment Date)	1,041,666,667.00

g.	Class A Note Principal Balance
	i.	Beginning of Interest Period	750,000,000.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	750,000,000.00

h.	Class B Note Principal Balance
	i.	Beginning of Interest Period	72,916,666.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	72,916,666.00

i.	Class C Note Principal Balance
	i.	Beginning of Interest Period	62,500,000.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	62,500,000.00

j.	Class D Note Principal Balance
	i.	Beginning of Interest Period	104,166,667.00
	ii.	Principal Payment	0.00
	iii.	As of Payment Date	104,166,667.00

k.	Excess Collateral Amount
	i.	Beginning of Interest Period	52,083,334.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Reduction in Excess Collateral Amount	0.00
	iv.	As of Payment Date	52,083,334.00

l.	Collateral Amount
	i.	Beginning of Interest Period	1,041,666,667.00
	ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
	iii.	Increase/Decrease in Unreimbursed Investor Charge-Offs	0.00
	iv.	Increase/Decrease in Reallocated Principal Collections	0.00
	v.	Reduction in Excess Collateral Amount	0.00
	vi.	Principal Accumulation Account Deposit	0.00
	vii.	As of Payment Date	1,041,666,667.00
	viii.	Collateral Amount as a Percentage of Note Trust Principal Balance	6.8949%
	ix.	Amount by which Note Principal Balance exceeds Collateral Amount	N/A

m.	Required Excess Collateral Amount (As of Payment Date)		52,083,334.00

VII. Investor Charge-Offs and Reallocated Principal Collections (Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs	0.00
b.	Current Unreimbursed Investor Defaults	0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount	0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)	0.00
e.	Ending Unreimbursed Investor Charge-Offs	0.00
f.	Beginning Unreimbursed Reallocated Principal Collections	0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7	0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)	0.00
i.	Ending Unreimbursed Reallocated Principal Collections	0.00

VIII. Investor Percentages - BOP Balance and Series Account Information

a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts	1,041,666,667.00
b.	Allocation Percentage Numerator - for Principal Collections	1,041,666,667.00
c.	Allocation Percentage Denominator

	i.	Aggregate Principal Receivables Balance as of Prior Monthly Period	14,662,868,369.95
	ii.	Number of Days at Balance	8
	iii.	Aggregate Principal Receivables Balance on Reset Date 1	14,913,886,133.41
	iv.	Number of Days at Balance	16
	v.	Aggregate Principal Receivables Balance on Reset Date 2	14,994,910,279.51
	vi.	Number of Days at Balance	6
	vii.	Average Principal Balance	14,863,152,892.37

d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Finance Charge Collections and Default Amounts		13,658,128,625.61

e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to Principal Collections		13,658,128,625.61

f.	Average Daily Allocation Percentage, Finance Charge Collections and Default Amount		7.0089%
	(a. / greater of c.vii. or d.)

g.	Average Daily Allocation Percentage, Principal Collections		7.0089%
	(b. / greater of c.vii. or e.)

h.	Series Allocation Percentage		7.6278%

IX. Collections and Allocations		Trust	Series

a.	Finance Charge Collections	316,617,755.54	22,186,110.31
b.	Recoveries	13,400,824.82	939,300.51
c.	Principal Collections	2,068,317,729.56	144,907,489.15
d.	Default Amount	79,589,128.96	5,578,543.43
e.	Dilution	151,263,239.16	10,598,947.73
f.	Investor Uncovered Dilution Amount	0.00	0.00
g.	Dilution including Fraud Amount	154,722,631.15

h.	Available Finance Charge Collections
	i.	Investor Finance Charge Collections	22,186,110.31
	ii.	Excess Finance Charge Collections allocable to Series 2015-1	0.00
	iii.	Principal Accumulation Account Investment Proceeds	0.00
	iv.	Investment earnings in the Reserve Account	0.00
	v.	Reserve Account Draw Amount	0.00
	vi.	Net Swap Receipts	N/A
	vii.	Recoveries	939,300.51

i.	Available Finance Charge Collections (Sum of h.i through h.vii)		23,125,410.82
j.	Total Collections (c.Series + i.)		168,032,899.97
k.	Total Finance Charge Collections deposited in the Collection Account		2,056,103.09
	(net of any amounts distributed to Transferor and owed to Servicer)

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a.	Available Finance Charge Collections		23,125,410.82

i.	On a pari passu basis:
	a.	Payment to the Indenture Trustee, to a maximum of $25,000	0.00
	b.	Payment to the Trustee, to a maximum of $25,000	0.00
	c.	Payment to the Administrator, to a maximum of $25,000	26.70

ii.	To the Servicer:
	a.	Noteholder Servicing Fee	1,736,111.11
	b.	Noteholder Servicing Fee previously due but not paid	0.00
	c.	Total Noteholder Servicing Fee	1,736,111.11

iii.	On a pari passu basis:
	a.	Class A Monthly Interest	1,481,250.00
	b.	Class A Deficiency Amount	0.00
	c.	Class A Additional Interest	0.00
	d.	Class A Additional Interest not paid on prior Payment Date	0.00

iv.	On a pari passu basis:
	a.	Class B Monthly Interest	160,416.67
	b.	Class B Deficiency Amount	0.00
	c.	Class B Additional Interest	0.00
	d.	Class B Additional Interest not paid on prior Payment Date	0.00

v.	On a pari passu basis:
	a.	Class C Monthly Interest	142,708.33
	b.	Class C Deficiency Amount	0.00
	c.	Class C Additional Interest	0.00
	d.	Class C Additional Interest not paid on prior Payment Date	0.00

vi.	On a pari passu basis:
	a.	Class D Monthly Interest	271,701.39
	b.	Class D Deficiency Amount	0.00
	c.	Class D Additional Interest	0.00
	d.	Class D Additional Interest not paid on prior Payment Date	0.00

vi.	To be treated as Available Principal Collections
	a.	Aggregate Investor Default Amount	5,578,543.43
	b.	Aggregate Investor Uncovered Dilution Amount	0.00

vii.	To be treated as Available Principal Collections, to the extent not previously reimbursed
	a.	Investor Charge-offs	0.00
	b.	Reallocated Principal Collections	0.00

viii.	Excess of Required Reserve Account Amount Over Available Reserve Account Amount		0.00

ix.	Amounts required to be deposited to the Spread Account or Reserve Account		0.00

x.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall		0.00

xi.	On a pari passu basis:
	a.	Partial or early termination or other additional amount owed to Class A Swap Counterparty	N/A
	b.	Partial or early termination or other additional amount owed to Class B Swap Counterparty	N/A
	c.	Partial or early termination or other additional amount owed to Class C Swap Counterparty	N/A
	d.	Partial or early termination or other additional amount owed to Class D Swap Counterparty	N/A

xii.	Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above		0.00

xiii.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, then:		13,754,653.19

	a.	Unless an Early Amortization Event has occurred, to the Transferor; and or	0.00
	b.	If an Early Amortization Event has occurred, first, to pay Monthly Principal in accordance with Section 4.4(c) of the Indenture to the extent not paid in full from Available Principal Collections (calculated without regard to amounts available to be treated as Available Principal Collections pursuant to this clause), second, to pay on a pari passu basis any amounts owed to such Persons listed in clause (a)(i) above that have been allocated to Series 2015_1 in accordance with Section 8.4(d) of the Indenture and that have not been paid pursuant to clauses (a)(i) and (a)(xi) above, and, third, any amounts remaining after payment in full of the Monthly Principal and amounts owed to such Persons listed in clause (a)(i) above shall be paid to the Issuer.	0.00

XI. Excess Finance Charge Collections (Group One)

a.	Total Excess Finance Charge Collections in Group One			189,893,973.96
b.	Finance Charge Shortfall for Series 2015-1			0.00
c.	Finance Charge Shortfall for all Series in Group One			0.00
d.	Excess Finance Charges Collections Allocated to Series 2015-1			0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)

a.	Investor Principal Collections			144,907,489.15
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7			0.00
c.	Plus: Shared Principal Collections allocated to this Series			0.00
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vi)			5,578,543.43
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)			0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge			0.00
	Collections used to pay principal on the Notes pursuant to Section 4.4(a)(xii)

g.	Available Principal Collections (Deposited to Principal Account)			150,486,032.58
	i.	During the Revolving Period, Available Principal Collections treated as Shared Principal Collections Pursuant to Section 4.4(b)		150,486,032.58
	ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)		0.00
	iii.	During the Early Amortization Period, Available Principal Collections deposited to the Distribution Account pursuant to Section 4.4(c)		0.00
	iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)		150,486,032.58
	v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
		a.	Principal paid to Class A Noteholders	0.00
		b.	Principal paid to Class B Noteholders	0.00
		c.	Principal paid to Class C Noteholders	0.00
		d.	Principal paid to Class D Noteholders	0.00
	vi.	Total Principal Collections Available to Share (Inclusive of Series 2015-1)		1,973,448,191.51
	vii.	Series Principal Shortfall		0.00
	viii.	Shared Principal Collections allocated to this Series from other Series		0.00

XIII. Series 2015-1 Accumulation

a.	Controlled Accumulation Period Length in months (scheduled)			3.00
b.	Controlled Accumulation Amount			0.00
c.	Controlled Deposit Amount			0.00
d.	Accumulation Shortfall			0.00
e.	Principal Accumulation Account Balance
	i.	Beginning of Interest Period		0.00
	ii.	Controlled Deposit Amount		0.00
	iii.	Withdrawal for Principal Payment		0.00
	iv.	As of Payment Date		0.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a.	Reserve Account Funding Date (scheduled)			10/15/2019
b.	Required Reserve Account Amount (.50% of Note Principal Balance beginning on Reserve Account Funding Date)			0.00
c.	Beginning Available Reserve Account Amount			0.00
d.	Reserve Draw Amount			0.00
e.	Deposit pursuant to 4.4(a)(viii) the excess of b. over c.			0.00
f.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)			0.00
g.	Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)			0.00
h.	Ending Available Reserve Account Amount			0.00

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a.	Spread Account Percentage	0.00%
b.	Required Spread Account Amount	0.00
c.	Beginning Available Spread Account Amount	0.00
d.	Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall	0.00
e.	Withdrawal pursuant to 4.11 (b) - Class C Expected Principal Payment Date	0.00
f.	Withdrawal pursuant to 4.11 (c) - Early Amortization Event	0.00
g.	Withdrawal pursuant to 4.11 (d) - Event of Default	0.00
h.	Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency	0.00
i.	Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount	0.00
j.	Ending Available Spread Account Amount	0.00
k.	Investment Earnings on Spread Account distributable to holder of the Transferor Interest	0.00

XVI. Series Early Amortization Events

a.	The Free Equity Amount is less than the Minimum Free Equity Amount Free Equity:		No
	i.	Free Equity Amount	1,161,145,325.99
	ii.	Minimum Free Equity Amount	830,927,513.74
	iii.	Excess Free Equity Amount	330,217,812.25

b.	The Note Trust Principal Balance is less than the Required Principal Balance Note Trust Principal Balance:		No
	i.	Note Trust Principal Balance	15,107,772,977.13
	ii.	Required Principal Balance	13,946,627,651.13
	iii.	Excess Principal Balance	1,161,145,326.00

c.	The three-month average Portfolio Yield is less than three-month average Base Rate Portfolio Yield:		No
	i.	Three month Average Portfolio Yield	20.2520%
	ii.	Three month Average Base Rate	4.3686%
	iii.	Three month Average Excess Spread	15.8833%

d.	The Note Principal Balance is outstanding beyond the Expected Principal Payment Date		No
	i.	Expected Principal Payment Date	03/16/2020
	ii.	Current Payment Date	01/15/2016

e.	Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?	No

f.	Are there any material breaches or pool of assets representations and warranties or covenants?	No

g.	Are there any material changes in criteria used to originate, acquire, or select new pool assets?	No

h.	Has an early amortization event occurred?	No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder's Statement as of the 12th day of January 2016.

Synchrony Financial, as Servicer

By:	/s/ Brian Doubles
Name:	Brian Doubles
Title:	Chief Financial Officer

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